Assets Held for Resale - Additional Information (Detail) - USD ($)		3 Months Ended
	Jul. 28, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Assets Held For Sale [Line Items]
Assets held for resale			$ 399,594	$ 0
Land [Member]
Assets Held For Sale [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 399,594
Debt Instrument, Face Amount	$ 249,000	$ 249,000
Debt Instrument, Maturity Date	Jan. 30, 2015	Jan. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%